AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2016

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 289	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 290	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 289 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 28, 2017, as the new effective date for Post-Effective Amendment No. 258 to the Trust’s Registration Statement, which was filed on August 11, 2016 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 264, 265, 266, 270, 271, 272, 273, 277, 278, 279, 280 and 284 to the Trust’s Registration Statement filed on September 8, 2016, September 16, 2016, September 23, 2016, September 30, 2016, October 7, 2016, October 14, 2016, October 21, 2016, October 28, 2016, November 4, 2016, November 10, 2016, November 18, 2016 and December 2, 2016, respectively. This Amendment relates solely to PowerShares Government Collateral Pledge Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 258 to the Trust’s Registration Statement, which was filed on August 11, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 29th day of December, 2016.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	December 29, 2016
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	December 29, 2016
Steven M. Hill

/s/ Anna Paglia	Secretary	December 29, 2016
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	December 29, 2016
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 29, 2016
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 29, 2016
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 29, 2016
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 29, 2016
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	December 29, 2016
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	December 29, 2016
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 29, 2016
Donald H. Wilson

*By: /s/ Anna Paglia		December 29, 2016
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement and incorporated by reference herein.

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